U.S. Treasury Securities (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
Us Treasury Securities [Member]
Fair Value	$ 5,494,988		$ 3,429,929
% of Partners' Capital (Net Asset Value)	10.99%		5.31%
Investment Owned, at Cost	5,544,968		3,460,043
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-January-2013 [Member]
Face Value	125,000		100,000
Maturity Date	Jan. 15, 2013		Jan. 15, 2013
Yield1	1.38%	[1]	1.38%	[1]
Fair Value	125,850		101,878
% of Partners' Capital (Net Asset Value)	0.25%		0.16%
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-February-2013 [Member]
Face Value	300,000		300,000
Maturity Date	Feb. 15, 2013		Feb. 15, 2013
Yield1	1.38%	[1]	1.38%	[1]
Fair Value	302,015		305,554
% of Partners' Capital (Net Asset Value)	0.60%		0.47%
Us Treasury Securities [Member] | Zero Point Six Three Percent U.S. Treasury Note Maturing At 28-February-2013 [Member]
Face Value	25,000
Maturity Date	Feb. 28, 2013
Yield1	0.63%	[1]
Fair Value	25,075
% of Partners' Capital (Net Asset Value)	0.05%
Us Treasury Securities [Member] | Three Point Five Percent U.S. Treasury Note Maturing At 31-May-2013 [Member]
Face Value	700,000
Maturity Date	May 31, 2013
Yield1	3.50%	[1]
Fair Value	711,897
% of Partners' Capital (Net Asset Value)	1.43%
Us Treasury Securities [Member] | Three Point Three Eight Percent U.S. Treasury Note Maturing At 30-June-2013 [Member]
Face Value	400,000
Maturity Date	Jun. 30, 2013
Yield1	3.38%	[1]
Fair Value	406,444
% of Partners' Capital (Net Asset Value)	0.81%
Us Treasury Securities [Member] | One Percent U.S. Treasury Note Maturing At 15-July-2013 [Member]
Face Value	250,000
Maturity Date	Jul. 15, 2013
Yield1	1.00%	[1]
Fair Value	252,311
% of Partners' Capital (Net Asset Value)	0.50%
Us Treasury Securities [Member] | Three Point Three Eight Percent U.S. Treasury Note Maturing At 31-July-2013 [Member]
Face Value	800,000
Maturity Date	Jul. 31, 2013
Yield1	3.38%	[1]
Fair Value	826,205
% of Partners' Capital (Net Asset Value)	1.66%
Us Treasury Securities [Member] | Four Point Two Five Percent U.S. Treasury Note Maturing At 15-August-2013 [Member]
Face Value	500,000
Maturity Date	Aug. 15, 2013
Yield1	4.25%	[1]
Fair Value	520,663
% of Partners' Capital (Net Asset Value)	1.04%
Us Treasury Securities [Member] | Zero Point Seven Five Percent U.S. Treasury Note Maturing At 15-August-2013 [Member]
Face Value	500,000
Maturity Date	Aug. 15, 2013
Yield1	0.75%	[1]
Fair Value	503,291
% of Partners' Capital (Net Asset Value)	1.01%
Us Treasury Securities [Member] | Zero Point Five Percent U.S. Treasury Note Maturing At 15-November-2013 [Member]
Face Value	400,000
Maturity Date	Nov. 15, 2013
Yield1	0.50%	[1]
Fair Value	401,369
% of Partners' Capital (Net Asset Value)	0.80%
Us Treasury Securities [Member] | Zero Point Seven Five Percent U.S. Treasury Note Maturing At 15-December-2013 [Member]
Face Value	250,000
Maturity Date	Dec. 15, 2013
Yield1	0.75%	[1]
Fair Value	251,416
% of Partners' Capital (Net Asset Value)	0.50%
Us Treasury Securities [Member] | Zero Point One Three Percent U.S. Treasury Note Maturing At 31-December-2013 [Member]
Face Value	400,000
Maturity Date	Dec. 31, 2013
Yield1	0.13%	[1]
Fair Value	399,751
% of Partners' Capital (Net Asset Value)	0.80%
Us Treasury Securities [Member] | One Point Eight Eight Percent U.S. Treasury Note Maturing At 28-February-2014 [Member]
Face Value	500,000
Maturity Date	Feb. 28, 2014
Yield1	1.88%	[1]
Fair Value	512,827
% of Partners' Capital (Net Asset Value)	1.03%
Us Treasury Securities [Member] | One Point Seven Five Percent U.S. Treasury Note Maturing At 31-March-2014 [Member]
Face Value	250,000
Maturity Date	Mar. 31, 2014
Yield1	1.75%	[1]
Fair Value	255,874
% of Partners' Capital (Net Asset Value)	0.51%
Us Treasury Securities [Member] | Zero Point Two Percent U.S. Treasury Bill Maturing At 8-March-2012 [Member]
Face Value			450,000
Maturity Date			Mar. 08, 2012
Yield1			0.20%	[1]
Fair Value			449,982
% of Partners' Capital (Net Asset Value)			0.70%
Us Treasury Securities [Member] | Four Point Five Percent U.S. Treasury Note Maturing At 30-April-2012 [Member]
Face Value			500,000
Maturity Date			Apr. 30, 2012
Yield1			4.50%	[1]
Fair Value			511,041
% of Partners' Capital (Net Asset Value)			0.79%
Us Treasury Securities [Member] | One Point Eight Eight Percent U.S. Treasury Note Maturing At 15-June-2012 [Member]
Face Value			675,000
Maturity Date			Jun. 15, 2012
Yield1			1.88%	[1]
Fair Value			681,102
% of Partners' Capital (Net Asset Value)			1.05%
Us Treasury Securities [Member] | Four Point Six Three Percent U.S. Treasury Note Maturing At 31-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul. 31, 2012
Yield1			4.63%	[1]
Fair Value			309,677
% of Partners' Capital (Net Asset Value)			0.48%
Us Treasury Securities [Member] | Zero Point Three Eight Percent U.S. Treasury Note Maturing At 30-September-2012 [Member]
Face Value			100,000
Maturity Date			Sep. 30, 2012
Yield1			0.38%	[1]
Fair Value			100,287
% of Partners' Capital (Net Asset Value)			0.16%
Us Treasury Securities [Member] | Three Point Eight Eight Percent U.S. Treasury Note Maturing At 31-October-2012 [Member]
Face Value			450,000
Maturity Date			Oct. 31, 2012
Yield1			3.88%	[1]
Fair Value			466,826
% of Partners' Capital (Net Asset Value)			0.72%
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-November-2012 [Member]
Face Value			200,000
Maturity Date			Nov. 15, 2012
Yield1			1.38%	[1]
Fair Value			202,490
% of Partners' Capital (Net Asset Value)			0.31%
Us Treasury Securities [Member] | Zero Point Five Percent U.S. Treasury Note Maturing At 30-November-2012 [Member]
Face Value			300,000
Maturity Date			Nov. 30, 2012
Yield1			0.50%	[1]
Fair Value			$ 301,092
% of Partners' Capital (Net Asset Value)			0.47%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.